Investment Portfolio - September 30, 2023

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 96.8%

Communication Services - 4.1%
Diversified Telecommunication Services - 4.1%
Cellnex Telecom S.A.(Spain)[1]	225,925	$7,858,123
Helios Towers plc (Tanzania)*	2,253,833	2,018,428
Total Communication Services		9,876,551
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.3%
Marriott Vacations Worldwide Corp.	20,939	2,107,092
Monarch Casino & Resort, Inc.	56,835	3,529,453

Total Consumer Discretionary		5,636,545
Real Estate - 90.4%
Health Care REITs - 10.0%
CareTrust REIT, Inc.	233,289	4,782,424
Community Healthcare Trust, Inc.	138,251	4,106,055
Healthcare Realty Trust, Inc.	143,729	2,194,742
Physicians Realty Trust	190,240	2,319,026
Ventas, Inc.	89,571	3,773,626
Welltower, Inc.	87,423	7,161,692
		24,337,565
Industrial REITs - 22.2%
Americold Realty Trust, Inc.	299,590	9,110,532
LXP Industrial Trust	482,649	4,295,576
Prologis, Inc.	248,220	27,852,766
Rexford Industrial Realty, Inc.	104,484	5,156,285
STAG Industrial, Inc.	78,395	2,705,412
Terreno Realty Corp.	85,301	4,845,097
		53,965,668
Office - 1.8%
Equity Commonwealth	240,980	4,426,803
Residential REITs - 22.3%
American Homes 4 Rent - Class A	87,865	2,960,172
Apartment Income REIT Corp.	74,508	2,287,396
AvalonBay Communities, Inc.	45,746	7,856,418
Equity LifeStyle Properties, Inc.	123,554	7,871,625
Flagship Communities REIT	241,812	3,627,180
Invitation Homes, Inc.	268,050	8,494,504
Mid-America Apartment Communities, Inc.	32,224	4,145,618
Sun Communities, Inc.	89,231	10,559,596
UDR, Inc.	178,831	6,378,902
		54,181,411
Retail REITs - 6.8%
Agree Realty Corp.	139,883	7,727,137
Getty Realty Corp.	101,233	2,807,191
Realty Income Corp.	116,818	5,833,891
		16,368,219
Specialized REITs - 27.3%
American Tower Corp.	38,849	6,388,718
Equinix, Inc.	41,828	30,378,003
Extra Space Storage, Inc.	66,355	8,067,441
Public Storage	40,874	10,771,116

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs (continued)
SBA Communications Corp.	53,709	$10,750,931
		66,356,209
Total Real Estate		219,635,875
TOTAL COMMON STOCKS
(Identified Cost $243,854,527)		235,148,971

SHORT-TERM INVESTMENT - 3.1%

Dreyfus Government Cash Management, Institutional Shares, 5.22%[2]
(Identified Cost $7,494,252)	7,494,252	7,494,252

TOTAL INVESTMENTS - 99.9%
(Identified Cost $251,348,779)		242,643,223
OTHER ASSETS, LESS LIABILITIES - 0.1%		172,570
NET ASSETS - 100%		$242,815,793

Investment Portfolio - September 30, 2023

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $7,858,123, which represented 3.2% of the Series’ Net Assets.

2Rate shown is the current yield as of September 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$9,876,551	$—	$9,876,551	$—
Consumer Discretionary	5,636,545	5,636,545	—	—
Real Estate*	219,635,875	219,635,875	—	—
Short-Term Investment	7,494,252	7,494,252	—	—
Total assets	$242,643,223	$232,766,672	$9,876,551	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

There were no Level 3 securities held by the Series as of December 31, 2022 or September 30, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2